Goodwill And Other Intangible Assets [Text Block]	6 Months Ended
Sep. 30, 2014
Goodwill And Other Intangible Assets [Text Block]

5.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2013 and 2014:

	Six months ended September 30,
	2013	2014
	(in millions)
Balance at beginning of period
Goodwill	¥2,158,512	¥2,476,863
Accumulated impairment losses	(1,740,556)	(1,748,348)

	417,956	728,515
Goodwill acquired during the six months(1)	42,351	—
Foreign currency translation adjustments and other	37,116	(19,255)

Balance at end of period
Goodwill	2,237,979	2,457,608
Accumulated impairment losses	(1,740,556)	(1,748,348)

	¥497,423	¥709,260

Note:	(1)	See Note 2 for the goodwill acquired in connection with principal acquisitions. During the six months ended March 31, 2014, measurement period adjustments were applied to the acquisition date fair values, which subsequently adjusted goodwill recorded. See Note 2 to the consolidated financial statements for the fiscal year ended March 31, 2014 for further information.

Other Intangible Assets

The table below presents the net carrying amount by major class of intangible assets at March 31, 2014 and September 30, 2014:

	March 31, 2014	September 30, 2014
	(in millions)
Intangible assets subject to amortization:
Software	¥612,714	¥636,582
Core deposit intangibles	214,969	197,485
Customer relationships	232,900	218,629
Trade names	55,793	53,393
Other	6,192	6,005

Total	1,122,568	1,112,094
Intangible assets not subject to amortization:
Indefinite-lived trade names	3,037	3,037
Other	7,749	7,695

Total	10,786	10,732

Total	¥1,133,354	¥1,122,826

The impairment losses on other intangible assets for the six months ended September 30, 2013 and 2014 were ¥133 million and ¥108 million, respectively, which are included in Impairment of intangible assets in the accompanying condensed consolidated statements of income. The intangible assets were valued based on discounted expected future cash flows.